SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	$ 3,006	$ 3,033
Prepaid expenses	7,877	6,268
Deferred charges	10,040	4,510
Advance payments to suppliers	10,542	4,763
Other	5,941	3,389
Total other current assets	$ 37,406	$ 21,963